Loans and Borrowings - Summary of Convertible Notes (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2021 USD ($)
Disclosure Of Loans And Borrowings [Abstract]
Proceeds from issue of convertible notes	$ 230,000
Issue expenses	(6,539)
Net proceeds	223,461
Amount classified as equity (net of issue expenses USD 1,105) (refer note 17)	(37,768)
Interest accrued	1,881
Carrying amount of liability at March 31, 2021	$ 187,574